Condensed Statement of Stockholders Deficiency (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Subscription Receivable	Accumulated Deficit
Balance, shares at Dec. 31, 2022		230,871,034
Balance, amount at Dec. 31, 2022	$ (2,064,927)	$ 230,871	$ 71,830,695	$ (50,550)	$ (74,075,943)
Sale of common stock, net of $17,400 of offering costs, shares		10,145,000
Sale of common stock, net of $17,400 of offering costs, amount	2,308,674	$ 10,145	2,247,979	50,550	0
Common stock issued to settle accrued liabilities - related party, shares		1,204,688
Common stock issued to settle accrued liabilities - related party, amount	271,031	$ 1,204	269,827	0	0
Common stock issued to settle accrued liabilities, shares		712,500
Common stock issued to settle accrued liabilities, amount	153,751	$ 713	153,038	0	0
Common stock issued for litigation settlement, shares		1,850,000
Common stock issued for litigation settlement, amount	462,500	$ 1,850	460,650	0	0
Amortization of deferred offering costs	(221,988)	0	(221,988)	0	0
Net Loss	(2,623,267)	$ 0	0	0	(2,623,267)
Balance, shares at Dec. 31, 2023		244,783,222
Balance, amount at Dec. 31, 2023	(1,714,226)	$ 244,783	74,740,201	0	(76,699,210)
Amortization of deferred offering costs	(21,051)	0	(21,051)	0	0
Net Loss	(451,938)	$ 0	0	0	(451,938)
Sale of common stock, shares		2,050,000
Sale of common stock, amount	391,225	$ 2,050	389,175	0	0
Balance, shares at Mar. 31, 2024		246,833,222
Balance, amount at Mar. 31, 2024	(1,795,990)	$ 246,833	75,108,325	0	(77,151,148)
Balance, shares at Dec. 31, 2023		244,783,222
Balance, amount at Dec. 31, 2023	(1,714,226)	$ 244,783	74,740,201	0	(76,699,210)
Net Loss	(1,187,621)
Balance, shares at Sep. 30, 2024		249,633,222
Balance, amount at Sep. 30, 2024	(2,111,257)	$ 249,633	75,525,941	0	(77,886,831)
Balance, shares at Dec. 31, 2023		244,783,222
Balance, amount at Dec. 31, 2023	(1,714,226)	$ 244,783	74,740,201	0	(76,699,210)
Sale of common stock, net of $17,400 of offering costs, shares		5,300,000
Sale of common stock, net of $17,400 of offering costs, amount	852,179	$ 5,300	846,879	0	0
Amortization of deferred offering costs	(21,051)	0	(21,051)	0	0
Net Loss	(2,001,733)	$ 0	0	0	(2,001,733)
Sale of units for cash, shares		825,000
Sale of units for cash, amount	66,000	$ 825	65,175	0	0
Vesting of restricted stock units, shares		1,500,000
Vesting of restricted stock units, amount	375,000	$ 1,500	373,500	0	0
Balance, shares at Dec. 31, 2024		252,408,222
Balance, amount at Dec. 31, 2024	(2,443,831)	$ 252,408	76,004,704	0	(78,700,943)
Balance, shares at Mar. 31, 2024		246,833,222
Balance, amount at Mar. 31, 2024	(1,795,990)	$ 246,833	75,108,325	0	(77,151,148)
Net Loss	(432,021)	$ 0	0	0	(432,021)
Sale of common stock, shares		1,400,000
Sale of common stock, amount	225,590	$ 1,400	224,190	0	0
Balance, shares at Jun. 30, 2024		248,233,222
Balance, amount at Jun. 30, 2024	(2,002,421)	$ 248,233	75,332,515	0	(77,583,169)
Net Loss	(303,662)	$ 0	0	0	(303,662)
Sale of common stock, shares		1,400,000
Sale of common stock, amount	194,826	$ 1,400	193,426	0	0
Balance, shares at Sep. 30, 2024		249,633,222
Balance, amount at Sep. 30, 2024	(2,111,257)	$ 249,633	75,525,941	0	(77,886,831)
Balance, shares at Dec. 31, 2024		252,408,222
Balance, amount at Dec. 31, 2024	(2,443,831)	$ 252,408	76,004,704	0	(78,700,943)
Net Loss	(1,531,659)	$ 0	0	0	(1,531,659)
Vesting of restricted stock units, shares		4,725,000
Vesting of restricted stock units, amount	1,120,125	$ 4,725	1,115,400	0	0
Balance, shares at Mar. 31, 2025		257,133,222
Balance, amount at Mar. 31, 2025	(2,855,365)	$ 257,133	77,120,104	0	(80,232,602)
Balance, shares at Dec. 31, 2024		252,408,222
Balance, amount at Dec. 31, 2024	(2,443,831)	$ 252,408	76,004,704	0	(78,700,943)
Net Loss	(2,132,440)
Balance, shares at Sep. 30, 2025		258,690,253
Balance, amount at Sep. 30, 2025	(3,339,543)	$ 258,690	77,235,150	0	(80,833,383)
Balance, shares at Mar. 31, 2025		257,133,222
Balance, amount at Mar. 31, 2025	(2,855,365)	$ 257,133	77,120,104	0	(80,232,602)
Net Loss	(315,187)	$ 0	0	0	(315,187)
Common stock issued for a stock subscription receivable, shares		200,000
Common stock issued for a stock subscription receivable, amount	0	$ 200	16,370	(16,570)	0
Balance, shares at Jun. 30, 2025		257,333,222
Balance, amount at Jun. 30, 2025	(3,170,552)	$ 257,333	77,136,474	(16,570)	(80,547,789)
Net Loss	(285,594)	$ 0	0	0	(285,594)
Sale of common stock, shares		600,000
Sale of common stock, amount	63,308	$ 600	46,138	16,570	0
Common stock issued for conversion of convertible note payable and accrued interest, shares		757,031
Common stock issued for conversion of convertible note payable and accrued interest, amount	53,295	$ 757	52,538	0	0
Balance, shares at Sep. 30, 2025		258,690,253
Balance, amount at Sep. 30, 2025	$ (3,339,543)	$ 258,690	$ 77,235,150	$ 0	$ (80,833,383)